Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002032966
Document Type	S-1
Entity Registrant Name	TIC Solutions, Inc.
Entity Tax Identification Number	66-1076867
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false